Expense Example - Service - BlackRock Low Duration Bond Portfolio - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	$ 945